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Pear Tree Axiom Emerging Markets World Equity Fund
Pear Tree Axiom Emerging Markets World Equity Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Emerging Markets Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Axiom Emerging Markets World Equity Fund		Ordinary Shares	Institutional Shares		R6 Shares
Management Fees		1.00%	1.00%		1.00%
Distribution (12b-1) Fees		0.25%	none		none
Other Expenses		0.45%	0.45%		0.30%
Acquired Fund Fees and Expenses		0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses		1.71%	1.46%		1.31%
Fee Waiver and/or Expense Reimbursement	[1]	0.22%	0.34%	[2]	0.31%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.49%	1.12%	[2]	1.00%	[3]
[1]	The Manager has contractually agreed until July 31, 2021 to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets Fund's net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets Fund's net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets Fund's net assets are in excess of $600 million. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Emerging Markets Fund amounts that it has waived under that agreement.
[2]	The Manager, in its capacity as transfer agent to the Trust, has contractually agreed until July 31, 2021 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with the Trust such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of the net assets of Emerging Markets Fund attributable to Institutional Shares. This fee waiver does not apply to Ordinary Shares or R6 Shares. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Emerging Markets Fund amounts that it has waived under that agreement.
[3]	The Manager has contractually agreed until July 31, 2021 to reimburse such portion of the expenses of Emerging Markets Fund attributable to R6 Shares such that "Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement" with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of Emerging Markets Fund's net assets attributable to R6 Shares. The aggregate expenses of Emerging Markets Fund with respect to Ordinary and Institutional Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Emerging Markets Fund amounts that it has waived or reimbursed under that agreement.

Example
This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Emerging Markets Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2021; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Axiom Emerging Markets World Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Ordinary Shares	152	517	908	2,001
Institutional Shares	114	428	765	1,717
R6 Shares	102	385	689	1,551

Portfolio Turnover
Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Fund’s performance. During the most recent fiscal year, Emerging Markets Fund's portfolio turnover rate was 104 percent of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including American Depositary Receipts (ADRs), warrants and rights, of emerging markets issuers. Emerging Markets Fund generally defines an emerging market issuer as an issuer that is organized under the laws of an emerging markets country, or has its headquarters located in an emerging markets country, or whose shares are traded on an exchange located in an emerging markets country. An emerging market country is a country included in the MSCI Emerging Markets Index. In managing Emerging Markets Fund’s portfolio, its sub-adviser may allocate more than 25 percent of the fund’s assets among various regions and countries, although the fund’s principal strategies do not require it to invest such percentages in any specific region or for extended periods. Emerging Markets Fund also may invest in companies of any market capitalization.

In managing Emerging Markets Fund’s assets, its sub-adviser primarily uses a bottom-up, fundamental-research investment process. The sub-adviser looks to invest Emerging Markets Fund’s assets in securities of companies that it believes demonstrate better than generally anticipated progress in its key business drivers. Key business drivers are factors that the sub-adviser has determined could significantly impact a company’s short- and long-term financial performance.

Valuation is an integral consideration in the sub-adviser’s investment process. The sub-adviser considers a company’s current and expected market valuations in order to evaluate its prospects as a potential investment for Emerging Markets Fund’s portfolio. In determining a company’s expected valuation, as well as evaluating the accuracy of its current market valuation, the sub-adviser typically relies on conventional valuation parameters.

Emerging Markets Fund may invest in derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future. Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Principal Investment Risks
It is possible to lose money by investing in Emerging Markets Fund. An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Emerging Markets Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments.

Foreign Securities, including Emerging Markets Securities.  Emerging Markets Fund’s investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable. They also are more susceptible to governmental interference, do not require issuers to publish quality current financial information, and tend to have less liquid and efficient trading markets than those of developed countries. The value of a foreign security may change materially at times when U.S. markets are not open for trading. Emerging Markets Fund from time to time also may have assets concentrated in a specific geographic region and/or an individual country depending on the country weights of the MSCI EM, thus exposing Emerging Markets Fund to the specific risks of that region or country. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Chinese/Hong Kong Securities. Securities issued by Chinese and Hong Kong companies share many risk characteristics of emerging markets securities. In addition, China's legal system is undeveloped, and Hong Kong has experienced political tensions since it ceased to be a British colony. The rules that govern public companies in China and Hong Kong, are significantly different from the U.S.'s, have from time to time been applied arbitrarily by local regulators, and require of issuers significantly less transparency.

Liquidity Risk.  To meet shareholder redemption requests and other cash requirements, Emerging Markets Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Emerging Markets Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Emerging Markets Fund’s investments may prove to be incorrect.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing. Growth and value investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks typically carry the risk that market prices may never recognize their intrinsic values.

Sector. Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks of that sector, which may be greater than general market risk.

Derivatives.  Emerging Markets Fund’s investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Past Performance
The following bar chart and table provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund’s performance over time. The tables also compare Emerging Markets Fund’s performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares commenced operations on September 30, 1994 and April 2, 1996, respectively. R6 Shares commenced operations on December 8, 2018. Performance information for R6 Shares will be available after the share class has been offered for a full calendar year. Returns for R6 Shares would have been substantially similar to the returns of Institutional Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the classes are different.

Prior to December 8, 2018, Emerging Markets Fund had a different investment sub-adviser and pursued different principal investment strategies. The current investment sub-adviser began managing Emerging Markets Fund with the current principal investment strategies on January 1, 2019.

Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Emerging Markets Fund’s Ordinary Shares.

Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of June 30, 2020 was (3.74)%.

Best Quarter:	Q2 2020	21.65%
Worst Quarter:	Q3 2011	(22.19)%

Average Annual Total Returns for the periods ended December 31, 2019
Average Annual Returns - Pear Tree Axiom Emerging Markets World Equity Fund	1 Year	5 Years	10 Years
Ordinary Shares	23.78%	2.88%	2.70%
Institutional Shares	24.27%	3.21%	3.00%
After Taxes on Distributions | Ordinary Shares	23.71%	2.57%	2.53%
After Taxes on Distributions and Sale of Fund Shares | Ordinary Shares	14.74%	2.27%	2.28%
MSCI EM Mkts Index (reflects no deductions for fees, expenses or taxes)	18.88%	6.01%	4.04%

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. If you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.